Financial - risk management objectives and policies (Details 3) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial - risk management [Line Items]
Trade accounts payable	$ 48,847	$ 43,108
Total	46,166	83,991
Minera Yanacocha SRL and subsidiary [Member]
Financial - risk management [Line Items]
Trade accounts payable	59,693	53,070
Accounts payable to related parties	10,846	9,962
Remuneration and similar benefits payable	22,907	27,419
Total	$ 82,600	$ 80,489